PREFERRED STOCK	3 Months Ended	12 Months Ended
	Mar. 31, 2026	Dec. 31, 2025
Equity [Abstract]
PREFERRED STOCK

NOTE 10 – PREFERRED STOCK

Series A Convertible Preferred Stock

The Company previously designated 200,000 shares of Preferred Stock as Series A Convertible Preferred Stock and had issued 200,000 shares. Voting Rights had been established whereby one (1) share of Series A Convertible Preferred Stock has ten (10) equivalent votes of stockholders of the Company's common stock for an aggregate of 10 votes. Each share of Series A Convertible Preferred Stock previously was convertible into ten (10) shares of the Company's common stock. In event of the liquidation of the Company, the shareholders of Series A Convertible Preferred Stock would have preference over the shareholders of the Company's common stock and all other series of Preferred Stock.

During 2023, the Company changed the terms of this series of stock whereby one (1) share of Series A Convertible Preferred, after a minimum two-year holding period, can be converted into three thousand (3,000) shares of the Company’s common stock and has the same equivalent voting rights. In October 2023, the three top shareholders cancelled 50,000,000 common shares of stock and were issued 16,667 shares of Series A Convertible Preferred Stock. During 2026, the Company issued 40,000 shares of this preferred stock to AirPower USA as a deposit on the Company’s manufacturing and distribution agreement with AirPower. As of March 31, 2026 and December 31, 2025, there are 56,671 and 16,671 shares, respectively, of Series A Convertible Stock issued and outstanding.

During 2025, the lockup period for this series of stock was extended for four more years, plus optional two-year extension, for any transfer or conversion applicable to all current Series A shareholders as of December 19, 2025. This lockup period would also be applicable to any future holders of this stock.

Series B Convertible Preferred Stock

The Company previously designated 85,000 shares of Preferred Stock as Series B Convertible Preferred Stock. Holders of Series B Convertible Preferred Stock had no voting Rights. Each share of Series B Preferred Stock is convertible into one (1) share of the Company's Common Stock. In event of the liquidation of the Company, the shareholders of Series B Convertible Preferred Stock would have preference over the shareholders of the Company's Common Stock and all other series of Preferred Stock except for the shareholders of Series A Convertible Preferred Stock. As of March 31, 2026 and December 31, 2025, there was one share of Series B Convertible Stock issued and outstanding.

Series C Non-Convertible Preferred Stock

The Company previously designated 50,000 shares of Preferred Stock as Series C Non-Convertible Preferred Stock. Holders of Series C Non-Convertible Preferred Stock have 1,600 shares of voting Rights per share. Series C Non-Convertible Preferred Stock is not convertible into any of the Company's Common Stock or other Series of Preferred Stock. In event of the liquidation of the Company, the shareholders of Series C Non-Convertible Preferred Stock would have preference over the shareholders of the Company's Common Stock and all other series of Preferred Stock except for the shareholders of Series A and Series B Convertible Preferred Stock. As of March 31, 2026 and December 31, 2025, there was one-half share of Series C Convertible Stock issued and outstanding.

Series D Convertible Preferred Stock

In 2026, the Company designated 5,000,000 shares of Preferred Stock as Series D Convertible Preferred Stock. Each share of Series D Convertible Preferred Stock shall be convertible into ten (10) shares of the Company’s Common Stock, subject to the terms and conditions set forth in the Certificate of Designation; that each share of Series D Convertible Preferred Stock shall have voting rights equal to  ten (10) votes per share, voting together with the Common Stock as a single class, all shares of Series D Convertible Preferred Stock shall be subject to a one (1) year transfer and conversion lockup period from the date of issuance, during which such shares may not be transferred or converted, with no extension period. In event of the liquidation of the Company, the shareholders of Series D Convertible Preferred Stock would have preference over the shareholders of the Company's Common Stock. As of March 31, 2026, there were 1,940,417 shares of Series D Convertible Stock issued and outstanding.

Special 2020 Series A Preferred

The Company has one share of preferred stock designated as Special 2020 Series A Preferred, par value $0.0001. The holder for the Special 2020 Series A Preferred shall vote with the holders of both preferred and common stockholders as a single class. The holder is entitled to 60% of all votes. The one share of Series A is convertible into 150,000,000 shares of common stock at any time and is not entitled to dividends. The Company purchased that one series A preferred share for $66,400. This share is now recorded as a Treasury stock. As of March 31, 2026 and December 31, 2025, there is 1 share of Special 2020 Series A Preferred issued and 0 outstanding.

Special 2025 Series A Preferred Stock

In 2026, the Company designated and issued one (1) share with 60 percent of the total voting power of the Company, on all matters, having no conversion rights, no dividends, no liquidation preference, and no economic rights, to be issued to the Chief Executive Officer, Kim D. Southworth, for voting control purposes only. This instrument was issued in lieu of the previously authorized Special 2020 Series A Preferred Stock, which included significant conversion rights. The current structure eliminates potential dilution while preserving voting control for governance purposes.

NOTE 10 – PREFERRED STOCK

Series A Convertible Preferred Stock

The Company previously designated 200,000 shares of Preferred Stock as Series A Convertible Preferred Stock and had issued 200,000 shares. Voting Rights had been established whereby one (1) share of Series A Convertible Preferred Stock has ten (10) equivalent votes of stockholders of the Company's common stock for an aggregate of 10 votes. Each share of Series A Convertible Preferred Stock previously was convertible into ten (10) shares of the Company's common stock. In event of the liquidation of the Company, the shareholders of Series A Convertible Preferred Stock would have preference over the shareholders of the Company's common stock and all other series of Preferred Stock.

During 2023, the Company changed the terms of this series of stock whereby one (1) share of Series A Convertible Preferred, after a minimum two-year holding period, can be converted into three thousand (3,000) shares of the Company’s common stock and has the same equivalent voting rights. In October 2023, the three top shareholders cancelled 50,000,000 shares of common stock and were issued 16,667 shares of Series A Convertible Preferred Stock. As of December 31, 2025 and 2024, there are 16,671 shares of Series A Convertible Stock issued and outstanding.

During 2025, the lockup period for this series of stock was extended for four more years, plus optional two-year extension, for any transfer or conversion applicable to all current Series A shareholders as of December 19, 2025. This lockup period would also be applicable to any future holders of this stock.

Series B Convertible Preferred Stock

The Company previously designated 85,000 shares of Preferred Stock as Series B Convertible Preferred Stock and had issued 67,448 shares. Holders of Series B Convertible Preferred Stock had no voting Rights. Each share of Series B Preferred Stock previously was convertible into one (1) share of the Company's Common Stock. In event of the liquidation of the Company, the shareholders of Series B Convertible Preferred Stock would have preference over the shareholders of the Company's Common Stock and all other series of Preferred Stock except for the shareholders of Series A Convertible Preferred Stock. As of December 31, 2025 and 2024, there is one share of Series B Convertible Stock issued an outstanding.

Series C Non-Convertible Preferred Stock

The Company previously designated 50,000 shares of Preferred Stock as Series C Non-Convertible Preferred Stock and issued all 50,000 shares. Holders of Series C Non-Convertible Preferred Stock have 1,600 shares of voting Rights per share. Series C Non-Convertible Preferred Stock is not convertible into any of the Company's Common Stock or other Series of Preferred Stock. In event of the liquidation of the Company, the shareholders of Series C Non-Convertible Preferred Stock would have preference over the shareholders of the Company's Common Stock and all other series of Preferred Stock except for the shareholders of Series A and Series B Convertible Preferred Stock. As of December 31, 2025 and 2024, there is one-half share of Series C Convertible Stock issued an outstanding.

Special 2020 Series A Preferred

The Company has one share of preferred stock designated as Special 2020 Series A Preferred, par value $0.0001. The holder for the Special 2020 Series A Preferred shall vote with the holders of both preferred and common stockholders as a single class. The holder is entitled to 60% of all votes. The one share of Series A is convertible into 150,000,000 shares of common stock at any time and is not entitled to dividends. The Company purchased that one series A preferred share for $66,400. This share is now recorded as a Treasury stock. As of December 31, 2025 and 2024, there is 1 share of Special 2020 Series A Preferred issued and 0 outstanding.